Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP-43-1301883-009 [ARSP]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500 [Table Text Block]
The following is a reconciliation of Net Assets Available for Benefits per the financial statements to the Form 5500 as of December 31, 2025:

	AT&T Retirement Savings Plan	AT&T Puerto Rico Retirement Savings Plan
Net Assets Available for Benefits per the financial statements	$45,745,042	$109,758
Distributions payable to participants	(10,504)	—
Net Assets Available for Benefits per the Form 5500	$45,734,538	$109,758

The following is a reconciliation of Net Assets Available for Benefits per the financial statements to the Form 5500 as of December 31, 2024:

	AT&T Retirement Savings Plan	AT&T Puerto Rico Retirement Savings Plan
Net Assets Available for Benefits per the financial statements	$43,121,795	$99,901
Distributions payable to participants	(5,869)	—
Net Assets Available for Benefits per the Form 5500	$43,115,926	$99,901

The following is a reconciliation of distributions to participants per the financial statements to the Form 5500 for the year ended December 31, 2025:

	AT&T Retirement Savings Plan	AT&T Puerto Rico Retirement Savings Plan
Distributions to participants per the financial statements	$5,416,544	$6,576
Distributions payable to participants at December 31, 2024	(5,869)	—
Distributions payable to participants at December 31, 2025	10,504	—
Distributions to participants per the Form 5500	$5,421,179	$6,576

EBP-43-1301883-011 [PRRSP]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500 [Table Text Block]
The following is a reconciliation of Net Assets Available for Benefits per the financial statements to the Form 5500 as of December 31, 2025:

	AT&T Retirement Savings Plan	AT&T Puerto Rico Retirement Savings Plan
Net Assets Available for Benefits per the financial statements	$45,745,042	$109,758
Distributions payable to participants	(10,504)	—
Net Assets Available for Benefits per the Form 5500	$45,734,538	$109,758

The following is a reconciliation of Net Assets Available for Benefits per the financial statements to the Form 5500 as of December 31, 2024:

	AT&T Retirement Savings Plan	AT&T Puerto Rico Retirement Savings Plan
Net Assets Available for Benefits per the financial statements	$43,121,795	$99,901
Distributions payable to participants	(5,869)	—
Net Assets Available for Benefits per the Form 5500	$43,115,926	$99,901

The following is a reconciliation of distributions to participants per the financial statements to the Form 5500 for the year ended December 31, 2025:

	AT&T Retirement Savings Plan	AT&T Puerto Rico Retirement Savings Plan
Distributions to participants per the financial statements	$5,416,544	$6,576
Distributions payable to participants at December 31, 2024	(5,869)	—
Distributions payable to participants at December 31, 2025	10,504	—
Distributions to participants per the Form 5500	$5,421,179	$6,576